Goodwill and intangible assets (Finite-Lived and Indefinite-Lived Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (147,892)	$ (126,075)
Intangible Assets Total, Gross carrying amount	394,542	397,814
Intangible Assets Total, Net amortizable intangibles	$ 246,650	271,739
Amortization period	14 years
Trademark [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 5,230	5,230
Customer relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	280,297	284,120
Accumulated amortization	(101,636)	(84,947)
Net amortizable intangibles	178,661	199,173
Patents and technology [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	34,140	31,069
Accumulated amortization	(10,264)	(8,074)
Net amortizable intangibles	23,876	22,995
Non-compete agreements [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	7,269	7,086
Accumulated amortization	(6,292)	(5,761)
Net amortizable intangibles	977	1,325
Trade names [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	45,446	48,149
Accumulated amortization	(15,890)	(14,747)
Net amortizable intangibles	29,556	33,402
Distributor relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	22,160	22,160
Accumulated amortization	(13,810)	(12,546)
Net amortizable intangibles	$ 8,350	$ 9,614
Minimum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Minimum [Member] | Customer relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	4 years	4 years
Minimum [Member] | Patents and technology [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	5 years	5 years
Minimum [Member] | Non-compete agreements [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	3 years	3 years
Minimum [Member] | Trade names [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	10 years	10 years
Minimum [Member] | Distributor relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	8 years	8 years
Maximum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	17 years
Maximum [Member] | Customer relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	15 years	15 years
Maximum [Member] | Patents and technology [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	17 years	17 years
Maximum [Member] | Non-compete agreements [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	6 years	6 years
Maximum [Member] | Trade names [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	15 years	15 years
Maximum [Member] | Distributor relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	15 years	15 years